Lease - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease expenses for operating lease	$ 44,177,000	$ 46,314,000	$ 47,830,000
Total royalties	43,445,000	36,333,000	37,474,000
Corporate
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 107,011,000